Offerings - Offering: 1	Dec. 12, 2025 USD ($)
Offering:
Fee Previously Paid	false
Rule 0-11	true
Transaction Valuation	$ 1,022,936,334.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 141,267.51
Offering Note	(1) (a) Title of each class of securities to which transaction applies: Registrant class A common stock, $0.01 par value per share ("Common Shares") (b) Aggregate number of securities to which the transaction applies: As of December 3, 2025, the latest practicable date for purposes of this Exhibit 107, the maximum number of Common Shares to which this transaction applies is estimated to be 144,075,540. (2) The Registrant has estimated that the distributions to stockholders in the liquidation described in the proxy statement will be in the range of $5.75 to $7.10 per Common Share and the top end of the estimate has been used for the fee calculation.